Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Non-Cancelable Operating Leases	As of December 31, 2020, future minimum payments under non-cancelable agreements consist of the following,

Operating commitments
RMB
2021	12,944
2022	9,742
2023	8,932
2024 and thereafter	8,553

40,171